RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENT AS OF FEBRUARY 8, 2021 (Details) - CIK 0001836935 Centricus Acquisition Corp. - USD ($)	Mar. 31, 2021	Feb. 08, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant Liability	$ 10,275,250	$ 20,550,500
Class A ordinary shares subject to possible redemption 30,042,349 and no shares at redemption value at June 30, 2021 and December 31, 2020, respectively	318,625,110	309,309,930
Additional paid-in capital		5,692,320	$ 24,137
Accumulated deficit	4,998,877	(693,534)	(5,000)
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption 30,042,349 and no shares at redemption value at June 30, 2021 and December 31, 2020, respectively		329,860,430
Additional paid-in capital		5,003,992
Accumulated deficit		(5,000)
Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant Liability		20,550,500
Class A ordinary shares subject to possible redemption 30,042,349 and no shares at redemption value at June 30, 2021 and December 31, 2020, respectively		(20,550,500)
Additional paid-in capital		688,328
Accumulated deficit		(688,534)
Class A Common Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock	$ 264	357
Class A Common Stock | As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock		151
Class A Common Stock | Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock		$ 206